Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,074,877
4.55%, 10/15/38	5,000	5,173,435
4.70%, 10/15/41	2,500	2,579,449
4.75%, 10/15/42	1,000	1,032,947
		$ 10,860,708
Education — 3.1%
Bethlehem Area School District Authority, PA, 3.251%, (67% of SOFR + 0.35%), 1/1/32(1)	$1,000	$ 995,355
Massachusetts School Building Authority, 5.25%, 2/15/48	5,000	5,076,648
Ohio University, 5.00%, 12/1/45	3,250	3,275,222
Texas A&M University, 4.375%, 5/15/38	1,720	1,757,419
University of Arkansas, 5.00%, 12/1/45	1,000	1,017,670
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	302,280
		$ 12,424,594
Electric Utilities — 4.3%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	$6,500	$ 6,703,337
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 4/1/46	5,000	5,098,909
Southeast Energy Authority, AL, 5.25% to 1/1/33 (Put Date), 3/1/55	5,000	5,277,992
		$ 17,080,238
Escrowed/Prerefunded — 0.0%†
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(2)	$25	$ 25,082
		$ 25,082
General Obligations — 28.5%
Anna, TX, 4.125%, 2/15/41	$1,075	$ 1,041,048
Brookline, MA, 1.625%, 2/15/35	5,965	4,577,953
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/40	355	184,371
0.00%, 8/1/44	750	308,162
Concord, MA:
4.00%, 1/15/40	1,140	1,134,884
4.00%, 1/15/41	705	692,817
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Connecticut, 5.00%, 12/1/32(3)	$505	$ 563,368
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,547,553
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	371,874
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,234,355
District of Columbia, (Washington DC):
5.00%, 10/15/44	1,000	1,018,614
5.00%, 8/1/46	2,780	2,905,858
Fairfax County, VA, 4.00%, 10/1/43	4,000	3,991,620
Florida, (Department of Transportation), 2.00%, 7/1/33	900	735,144
Forsyth County, NC, 4.00%, 6/1/43	505	487,187
Francis Howell R-III School District, MO, 3.00%, 3/1/36	2,905	2,593,294
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,139,804
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	964,467
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,210,891
Guilford County, NC, 3.00%, 5/1/37	2,025	1,812,585
Hawaii County, HI, 5.00%, 9/1/46(3)	1,300	1,367,562
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,067,382
3.25%, 2/15/32	2,900	2,823,520
Huntersville, NC, 2.00%, 6/1/33	400	338,260
Iredell County, NC, 4.00%, 4/1/43	1,000	964,945
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	1,936,185
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,421,426
Lewisville, TX:
2.75%, 2/15/35	1,065	948,107
2.75%, 2/15/36	1,760	1,536,146
Lexington, MA, 4.00%, 2/1/42	905	887,190
Massachusetts:
4.00%, 2/1/39	4,000	3,954,739
5.00%, 7/1/34(3)	1,560	1,770,479
5.00%, 7/1/35(3)	3,055	3,475,300
Mecklenburg County, NC, 5.00%, 2/1/37	1,000	1,126,991
Minnesota, 1.50%, 8/1/35	1,500	1,098,061
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	1,930	1,946,143
4.00%, 9/1/40	785	788,315
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,098,078
New Braunfels, TX, 5.00%, 2/1/41	610	639,640

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY:
5.00%, 3/15/37	$1,000	$ 1,112,094
5.25%, 10/1/42	6,000	6,411,922
North Carolina, 3.00%, 6/1/31	450	432,717
Orange County, NC, 3.15%, 2/1/37	810	741,083
Oregon, 5.00%, 5/15/43(3)	2,000	2,055,766
Pennsylvania, 4.00%, 10/1/37	6,000	6,029,270
Pickerington Local School District, OH:
4.25%, 12/1/41	800	804,132
4.25%, 12/1/42	235	234,763
Plano, TX, 3.34%, 9/1/36	5,055	4,701,849
Portland, ME, 2.50%, 4/1/36	1,660	1,361,208
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,730	3,813,366
Richmond, VA, 2.70%, 7/15/39	3,000	2,378,553
San Jacinto Community College District, TX, 5.00%, 2/15/44	5,750	5,862,089
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,144,485
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	71,256
Somerville, MA, 1.875%, 10/15/36	4,490	3,373,605
Waller County, TX:
4.00%, 2/15/45	1,000	940,100
5.00%, 2/15/36	1,650	1,809,804
5.00%, 2/15/37	1,000	1,091,220
Washington, 5.00%, 6/1/45	4,350	4,587,482
Worthington City School District, OH, 5.00%, 12/1/43	350	367,843
		$114,028,925
Hospital — 1.2%
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	$3,000	$ 3,130,811
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,074,319
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	510	510,540
		$ 4,715,670
Housing — 9.4%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$1,930	$ 2,040,298
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	2,630	2,833,647
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,550	4,764,918
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$405	$ 419,798
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	3,760	3,222,453
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	351,999
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	3,305	3,533,047
Massachusetts Housing Finance Agency, (SPA: TD Bank, N.A.), 3.60%, 12/1/48(4)	975	975,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,420	2,536,367
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,080	898,838
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	552,642
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	424,503
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	764,014
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	760	841,425
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	5,650	5,937,732
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	964,123
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,720	2,838,172
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,710	1,821,918
Social Bonds, (GNMA), 6.00%, 1/1/54	1,745	1,890,957
		$ 37,611,851
Insured - Bond Bank — 1.2%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$4,950	$ 4,972,787
		$ 4,972,787
Insured - Education — 1.6%
Texas State Technical College System, System Improvement, (AGM), 5.50%, 8/1/42	$5,750	$ 6,222,482
		$ 6,222,482
Insured - General Obligations — 0.4%
Mauston School District, WI, (AGM), 1.75%, 3/1/36	$1,200	$ 878,664

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	$675	$ 320,106
(BAM), 0.00%, 8/1/42	700	314,033
		$ 1,512,803
Insured - Industrial Development Revenue — 2.1%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AGC), 5.00%, 12/1/42	$1,460	$ 1,489,510
(AGC), 5.00%, 12/1/46	6,810	6,883,312
		$ 8,372,822
Insured - Special Tax Revenue — 1.3%
Harris County-Houston Sports Authority, TX, (AGC), 5.00%, 11/15/30	$3,750	$ 4,054,514
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,063,416
		$ 5,117,930
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$2,140	$ 1,205,908
		$ 1,205,908
Insured - Water and Sewer — 0.3%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	$1,000	$ 1,173,532
		$ 1,173,532
Other Revenue — 6.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$4,700	$ 4,691,614
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/44	1,160	1,187,973
5.00%, 11/1/47	1,000	1,014,846
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	973,041
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,588,174
5.00% to 12/1/32 (Put Date), 5/1/55	3,000	3,115,438
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,085,437
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,584,915
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	$8,000	$ 8,384,672
		$ 26,626,110
Senior Living/Life Care — 1.6%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 992,067
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.25%, 2/1/44	700	709,617
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,011,508
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	1,006,024
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	2,750	2,851,760
		$ 6,570,976
Special Tax Revenue — 15.9%
Alabama Federal Aid Highway Finance Authority, 5.00%, 9/1/35	$2,935	$ 3,318,722
District of Columbia, Income Tax Revenue, 4.00%, 3/1/37	5,000	4,892,786
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	4,000	4,053,472
Michigan Trunk Line Fund, 4.00%, 11/15/39	15,545	14,836,064
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/36	2,000	2,224,253
5.00%, 11/1/50	6,000	6,210,133
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	4,941,431
4.00%, 2/15/39	6,095	5,880,781
5.00%, 3/15/45	9,250	9,723,582
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	3,850	3,916,401
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/41	250	267,032
5.00%, 12/1/44	2,000	2,096,699
Green Bonds, 5.25%, 11/15/39	1,215	1,335,236
		$ 63,696,592
Transportation — 4.7%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,164,762

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,530,424
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, 5.00%, 5/15/39	6,000	6,590,942
Louisiana Gasoline and Fuels Tax Revenue, 5.00%, 5/1/39	5,000	5,419,021
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	2,931,772
Pennsylvania Turnpike Commission, 5.00%, 12/1/42	1,000	1,010,921
		$ 18,647,842
Water and Sewer — 13.0%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,557,611
Illinois Finance Authority, Green Bonds, 5.00%, 7/1/39	7,500	8,191,930
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,098,099
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/44	1,300	1,387,866
Sustainability Bonds, 5.00%, 2/1/45	2,500	2,659,380
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,625,806
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	4,961,381
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,722,932
Spotsylvania County, VA, Water and Sewer Revenue, 4.00%, 12/1/37	720	722,733
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,208,205
Washington Suburban Sanitary District, MD:
2.00%, 12/1/41	1,000	677,738
5.00%, 6/1/44	1,175	1,260,653
		$ 52,074,334
Total Tax-Exempt Municipal Obligations (identified cost $390,905,599)		$392,941,186

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 488,761
Total Taxable Municipal Obligations (identified cost $485,000)		$ 488,761

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(5)	13,432,941	$ 13,432,941
Total Short-Term Investments (identified cost $13,432,941)		$ 13,432,941
Total Investments — 101.7% (identified cost $404,823,540)		$406,862,888
Other Assets, Less Liabilities — (1.7)%		$ (6,739,487)
Net Assets — 100.0%		$400,123,401
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $25,082 or less than 0.05% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
At April 30, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	16.1%
New York	12.3%
Others, representing less than 10% individually	69.9%

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at April 30, 2025.
Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $13,432,941, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$27,361,166	$91,411,156	$(105,339,381)	$ —	$ —	$13,432,941	$168,119	13,432,941
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$392,941,186	$ —	$392,941,186
Taxable Municipal Obligations	—	488,761	—	488,761
Short-Term Investments	13,432,941	—	—	13,432,941
Total Investments	$13,432,941	$393,429,947	$ —	$406,862,888
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.